Investments in Unconsolidated Businesses	12 Months Ended
Dec. 31, 2015
Investments in Unconsolidated Businesses

Note 5

Investments in Unconsolidated Businesses

Equity Method Investments

Vodafone Omnitel

Vodafone Omnitel N.V. (Vodafone Omnitel) is one of the largest wireless communications companies in Italy. Prior to the completion of the Wireless Transaction on February 21, 2014, Verizon held a 23.1% ownership interest in Vodafone Omnitel. As part of the consideration of the Wireless Transaction, a subsidiary of Verizon sold its entire ownership interest in Vodafone Omnitel to a subsidiary of Vodafone on February 21, 2014. See Note 2 for additional information.

Other Equity and Cost Investees

The remaining investments include wireless partnerships in the U.S., limited partnership investments in entities that invest in affordable housing projects and other smaller domestic and international investments.

Summarized Financial Information

The financial information for our equity method investees in 2015 and 2014, including Vodafone Omnitel through the closing of the Wireless Transaction in February 2014, was not significant and therefore is not reflected in the table below.

Summarized financial information for our equity investees in 2013 is as follows:

Income Statement

(dollars in millions)
Years Ended December 31,	2013

Net revenue	$8,984
Operating income	1,632
Net income	925